EQUITY - Share options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Share options outstanding and exercisable
Number of options outstanding	7,635	8,067	6,755
Number of options exercisable	3,316	3,471
Options Exercisable, Exercise Price | $ / shares	$ 0.87	$ 0.70
Stock options outstanding, one
Share options outstanding and exercisable
Number of options outstanding	822
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 25 days
Number of options exercisable	822
Options Exercisable, Exercise Price | $ / shares	$ 0.0001
Stock options outstanding, two
Share options outstanding and exercisable
Number of options outstanding	589
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 2 months 1 day
Number of options exercisable	589
Options Exercisable, Exercise Price | $ / shares	$ 0.536
Stock options outstanding, three
Share options outstanding and exercisable
Number of options outstanding	272
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 5 months 12 days
Number of options exercisable	272
Options Exercisable, Exercise Price | $ / shares	$ 0.550
Stock options outstanding, four
Share options outstanding and exercisable
Number of options outstanding	1,326
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 2 months 26 days
Number of options exercisable	1,189
Options Exercisable, Exercise Price | $ / shares	$ 1.102
Stock options outstanding, five
Share options outstanding and exercisable
Number of options outstanding	4,626
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 6 months 18 days
Number of options exercisable	444
Options Exercisable, Exercise Price | $ / shares	$ 2.5